SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Mid Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.5%

Commercial Services - 3.2%
ASGN, Inc. *	13,525	1,104,722
Booz Allen Hamilton Holding Corp.	29,450	3,218,001
Copart, Inc. *	16,000	689,440
FactSet Research Systems, Inc.	1,100	480,986

		5,493,149

Communications - 0.7%
Iridium Communications, Inc.	27,175	1,236,191

Consumer Durables - 1.6%
Take-Two Interactive Software, Inc. *	4,892	686,788
YETI Holdings, Inc. *	42,000	2,025,240

		2,712,028

Consumer Non-Durables - 1.5%
Coca-Cola Europacific Partners, PLC	40,700	2,542,936

Consumer Services - 2.5%
Nexstar Media Group, Inc.	18,250	2,616,503
Vail Resorts, Inc.	7,700	1,708,553

		4,325,056

Electronic Technology - 13.8%
Applied Materials, Inc.	24,350	3,371,257
Arista Networks, Inc. *	39,100	7,191,663
Broadcom, Inc.	8,085	6,715,239
Ciena Corp. *	16,525	780,972
MKS Instruments, Inc.	15,100	1,306,754
Monolithic Power Systems, Inc.	5,400	2,494,800
Skyworks Solutions, Inc.	21,400	2,109,826

		23,970,511

Energy Minerals - 4.2%
Northern Oil & Gas, Inc.	73,100	2,940,813
Oasis Petroleum, Inc.	18,850	3,055,020
Texas Pacific Land Corp.	765	1,395,023

		7,390,856

Finance - 8.5%
Air Lease Corp.	32,900	1,296,589
Ameriprise Financial, Inc.	10,000	3,296,800
Arthur J Gallagher & Co.	14,425	3,287,890
Carlyle Group, Inc.	85,700	2,584,712
Intercontinental Exchange, Inc.	25,300	2,783,506
Reinsurance Group of America, Inc.	10,300	1,495,457

		14,744,954

Health Services - 5.2%
Encompass Health Corp.	41,200	2,766,992
Molina Healthcare, Inc. *	9,150	3,000,193
Tenet Healthcare Corp. *	50,950	3,357,096

		9,124,281

Health Technology - 13.6%
Align Technology, Inc. *	6,025	1,839,553
BioMarin Pharmaceutical, Inc. *	23,500	2,079,280
Bio-Techne Corp.	32,900	2,239,503
Cooper Cos., Inc.	4,250	1,351,542
Dexcom, Inc. *	48,040	4,482,132
Exact Sciences Corp. *	21,350	1,456,497

Name of Issuer	Quantity	Fair Value ($)

Inmode, Ltd. *	55,400	1,687,484
Insulet Corp. *	14,100	2,248,809
Jazz Pharmaceuticals, PLC *	5,700	737,808
Sarepta Therapeutics, Inc. *	19,225	2,330,455
Thermo Fisher Scientific, Inc.	6,100	3,087,637

		23,540,700

Industrial Services - 5.9%
Cheniere Energy, Inc.	20,000	3,319,200
Jacobs Solutions, Inc.	27,800	3,794,700
Waste Connections, Inc.	23,400	3,142,620

		10,256,520

Non-Energy Minerals - 1.4%
Trex Co., Inc. *	38,625	2,380,459

Producer Manufacturing - 8.3%
AGCO Corp.	12,700	1,502,156
AMETEK, Inc.	14,675	2,168,378
Aptiv, PLC *	13,800	1,360,542
Carlisle Cos., Inc.	10,075	2,612,045
Donaldson Co., Inc.	22,950	1,368,738
Dover Corp.	21,875	3,051,781
Hubbell, Inc.	7,500	2,350,575

		14,414,215

Retail Trade - 6.5%
Lululemon Athletica, Inc. *	6,300	2,429,343
TJX Cos., Inc.	55,175	4,903,954
Ulta Beauty, Inc. *	9,700	3,874,665

		11,207,962

Technology Services - 19.8%
Altair Engineering, Inc. *	24,800	1,551,488
ANSYS, Inc. *	10,750	3,198,662
Aspen Technology, Inc. *	8,358	1,707,205
Atlassian Corp. *	16,950	3,415,595
Autodesk, Inc. *	14,800	3,062,268
Booking Holdings, Inc. *	450	1,387,777
Dynatrace, Inc. *	65,375	3,054,974
Euronet Worldwide, Inc. *	16,075	1,276,033
Globant SA *	9,450	1,869,683
HubSpot, Inc. *	6,825	3,361,313
Paycom Software, Inc.	7,600	1,970,452
PTC, Inc. *	35,200	4,987,136
Splunk, Inc. *	20,900	3,056,625
Spotify Technology SA *	3,250	502,580

		34,401,791

Transportation - 1.2%
Alaska Air Group, Inc. *	17,300	641,484
Knight-Swift Transportation Holdings, Inc.	28,500	1,429,275

		2,070,759

Utilities - 0.6%
WEC Energy Group, Inc.	12,800	1,031,040

Total Common Stocks (cost: $89,041,461)		170,843,408

SEPTEMBER 30, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Mid Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Short-Term Securities - 1.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.27% (cost $2,764,293)	2,764,293	2,764,293

Total Investments in Securities - 100.1% (cost $91,805,754)		173,607,701

Other Assets and Liabilities, net - (0.1)%		(163,215)

Net Assets - 100.0%		$173,444,486

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2023 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	170,843,408	—	—	170,843,408
Short-Term Securities	2,764,293	—	—	2,764,293
Total:	173,607,701	—	—	173,607,701

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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